Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 42,766	$ 41,175
Accumulated amortization	16,297	13,369
Net book value	26,469	27,806
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	15,028	15,830
Accumulated amortization	7,667	6,531
Net book value	7,361	9,299
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,074	1,131
Accumulated amortization	564	466
Net book value	510	665
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,126	4,362
Accumulated amortization	3,706	3,821
Net book value	420	541
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	22,538	19,852
Accumulated amortization	4,360	2,551
Net book value	$ 18,178	$ 17,301